Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share

Note 10 Earnings per share
The following table shows the components used in the calculation of basic and diluted earnings per common share for earnings attributable to common shareholders.

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Net earnings attributable to common shareholders - basic	2,786	2,894
Dividends declared per common share (in dollars)	2.87	2.73

Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	894.3	869.1
Assumed exercise of stock options(1)	0.6	1.2

Weighted average number of common shares outstanding - diluted (in millions)	894.9	870.3

(1)
The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 3,031,125 in 2017 and 2,936,091 in 2016.